Income taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes - Deferred tax assets
Recognition of deferred tax assets	$ 725,000	$ 0	$ 724,700	$ 0
Undistributed earnings attributable to foreign subsidiaries	125,000	209,000	125,000	128,000
Provision for deferred tax liabilities	0	0	0	5,155	$ 8,406
Carried forward Netherlands
Income taxes - Deferred tax assets
Unrecognized tax losses carried forward	$ 46,000	$ 56,000	$ 46,000	$ 33,000